INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The major components of income tax recovery (expense) for the year ended December 31 are as follows:
(MILLIONS)	2018	2017	2016
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(2)	$(4)	$2
Other	(20)	15	(7)
Revaluation surplus
Origination and reversal of temporary differences	(1,117)	(248)	(55)
Relating to changes in tax rates / imposition of new tax laws	54	586	19
	$(1,085)	$349	$(41)

The major components of deferred income tax recovery (expense) for the year ended December 31 recorded directly to OCI are as follows:
(MILLIONS)	2018	2017	2016
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(2)	$(4)	$2
Other	(20)	15	(7)
Revaluation surplus
Origination and reversal of temporary differences	(1,117)	(248)	(55)
Relating to changes in tax rates / imposition of new tax laws	54	586	19
	$(1,085)	$349	$(41)

Brookfield Renewables effective income tax (expense) recovery for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:
(MILLIONS)	2018	2017	2016
Statutory income tax (expense) recovery(1)	$(100)	$(50)	$5
Reduction (increase) resulting from:
Increase in tax assets not recognized	(8)	(15)	(9)
Differences between statutory rate and future tax rate	95	(37)	43
Subsidiaries' income taxed at different rates	75	14	14
Other	(3)	-	-
Effective income tax recovery (expense)	$59	$(88)	$53

Statutory income tax expense is calculated at the domestic rates applicable to the profits in the country concerned.

The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:
(MILLIONS)	2018	2017	2016
2019 to 2023	$3	$8	$-
2024 and thereafter	85	108	98
	$88	$116	$98

The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:
		Difference	Net deferred
	Non-capital	between tax and	tax (liabilities)
(MILLIONS)	losses	carrying value	assets
As at January 1, 2016	$458	$(2,996)	$(2,538)
Recognized in Net income (loss)	24	73	97
Recognized in equity	17	(48)	(31)
Business combination	-	(1,020)	(1,020)
Foreign exchange	-	(160)	(160)
As at December 31, 2016	499	(4,151)	(3,652)
Recognized in Net income (loss)	(97)	48	(49)
Recognized in equity	13	341	354
Business combination	79	(63)	16
Foreign exchange	14	(94)	(80)
As at December 31, 2017	508	(3,919)	(3,411)
Recognized in Net income (loss)	(60)	149	89
Recognized in equity	1	(985)	(984)
Business combination	-	73	73
Foreign exchange	(20)	204	184
As at December 31, 2018	$429	$(4,478)	$(4,049)